Goodwill and Other Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS

NOTE 9 — GOODWILL AND OTHER INTANGIBLE ASSETS

The carrying amount of goodwill at September 30, 2025 and December 31, 2024 was $392,687. Goodwill is comprised of $161,486 for the Capital Markets Segment, $37,334 for the Wealth Management Segment and $193,867 for the Communications Segment. Goodwill is net of accumulated impairment losses of $137,445, of which $79,781 and $57,664 were recorded in the Consumer Products and E-Commerce segments, respectively, prior to December 31, 2024.

Intangible assets consisted of the following:

	Estimated Useful Life in Years	As of September 30, 2025			As of December 31, 2024
		Gross Carrying Value	Accumulated Amortization	Intangibles Net	Gross Carrying Value	Accumulated Amortization	Intangibles Net
Amortizable assets:
Customer relationships	1 to 16	$240,780	$(142,684)	$98,096	$240,780	$(126,182)	$114,598
Domain names	7	170	(170)	—	170	(170)	—
Advertising relationships	8	755	(230)	525	100	(100)	—
Internally developed software and other intangibles	0.5 to 10	28,597	(25,607)	2,990	29,042	(23,225)	5,817
Trademarks	3 to 10	19,950	(11,516)	8,434	19,950	(10,019)	9,931
Total		290,252	(180,207)	110,045	290,042	(159,696)	130,346

Non-amortizable assets:
Tradenames		14,600	—	14,600	16,100	—	16,100
Total intangible assets		$304,852	$(180,207)	$124,645	$306,142	$(159,696)	$146,446

Intangible assets related to tradenames is net of accumulated impairment losses of $22,000, which were recorded prior to December 31, 2024 in the Consumer Products segment.

Amortization expense was $6,674 and $8,389 during the three months ended September 30, 2025 and 2024, respectively, and $21,127 and $26,539 during the nine months ended September 30, 2025 and 2024, respectively. As of September 30, 2025, estimated future amortization expense was $6,356, $24,554, $23,272, $20,096, and $15,470 for the years ended December 31, 2025 (remaining three months), 2026, 2027, 2028 and 2029, respectively. The estimated future amortization expense after December 31, 2029 was $20,297.

The Company performs impairment tests for goodwill and intangible assets with an indefinite live as of December 31 of each year and between annual impairment tests if an event occurs or circumstances change that would more likely than not reduce the fair values of the Company’s reporting units below their carrying values. As a result of the current financial performance of the Company’s Targus subsidiary, which comprises the reporting unit of all the operations within the Consumer Products segment as well as current market conditions in the personal computer market for computers and accessories, the Company updated its long-term forecasts for the reporting unit. The Company performed an interim quantitative assessment of intangible assets with an indefinite live as of June 30, 2025, and based on the results of the analysis, the Company recorded a non-cash impairment charge related to the Targus tradename of $1,500, which was recorded in impairment of tradenames in the accompanying condensed consolidated statements of operations during the nine months ended September 30, 2025.

The Targus tradename was measured at fair value on a nonrecurring basis as of June 30, 2025. The estimated fair value of the Targus tradename was $13,000 as of June 30, 2025. In order to estimate the fair value of the Targus tradename management must make certain estimates and assumptions which among other things, included an assessment of market conditions, projected cash flows, discount rates, and revenue growth rates. The inputs for the fair value calculations included a 3.5% growth rate to calculate the terminal value, a discount rate of 22.2%, and a royalty rate of 1.5%.

NOTE 10 — GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill was $392,687 and $437,041 as of December 31, 2024 and 2023, respectively. The decrease in goodwill for the year ended December 31, 2024 was primarily from the Nogin goodwill impairment of $(57,664) in the E-Commerce segment, and the Targus goodwill impairment of $(26,681) in the Consumer Products segment, and the reclass to Held for sale of $(13,861) for the Stifel transaction in the Wealth Management segment, and $(3,280) for Reval in the All Other category as discussed in Note 4, partially offset by $56,028 from the Nogin acquisition in the E-Commerce segment. The decrease in goodwill for the year ended December 31, 2023 was primarily from the Targus goodwill impairment of $53,100 in the Consumer Products segment, partially offset by $2,428 from other acquisitions.

The changes in the carrying amount of goodwill during the years ended December 31, 2024 and 2023 were as follows:

	Capital Markets	Wealth Management	Communications	Consumer Products	E- Commerce	All Other	Total
Balance as of December 31, 2022	$162,018	$51,195	$193,195	$75,753	$—	$4,779	$486,940
Changes in goodwill during the year:
Acquisition of other businesses	—	—	—	—	—	2,428	2,428
Goodwill impairment	—	—	—	(53,100)	—	—	(53,100)
Other	—	—	672	4,028	—	(3,927)	773
Balance as of December 31, 2023	162,018	51,195	193,867	26,681	—	3,280	437,041
Changes in goodwill during the year:
Acquisition of other businesses	—	—	—	—	56,028	—	56,028
Goodwill impairment	—	—	—	(26,681)	(57,664)	—	(84,345)
Reclassified as held for sale	—	(13,861)	—	—	—	(3,280)	(17,141)
Other	(532)	—	—	—	1,636	—	1,104
Balance as of December 31, 2024	$161,486	$37,334	$193,867	$—	$—	$—	$392,687

During the year ended December 31, 2024, the changes in goodwill included, $1,636 related to certain purchase price accounting adjustments as described in Note 3, and $(532) related to the sale of certain assets. During the year ended December 31, 2023, the changes in goodwill included, $672 of working capital settlements as described in Note 3, $4,028 related to certain purchase price accounting adjustments, and $(3,927) related to the sale of certain assets.

Intangible assets consisted of the following:

	Estimated Useful Life in Years	As of December 31, 2024			As of December 31, 2023
		Gross Carrying Value	Accumulated Amortization	Intangibles Net	Gross Carrying Value	Accumulated Amortization	Intangibles Net
Amortizable assets:
Customer relationships	1 to 16	$240,780	$(126,184)	$114,596	$263,661	$(108,630)	$155,031
Domain names	7	170	(170)	—	180	(180)	—
Advertising relationships	8	100	(100)	—	100	(94)	6
Internally developed software and other intangibles	0.5 to 10	29,042	(23,223)	5,819	28,940	(19,603)	9,337
Trademarks	3 to 10	19,950	(10,019)	9,931	20,590	(8,043)	12,547
Total		290,042	(159,696)	130,346	313,471	(136,550)	176,921

Non-amortizable assets:
Tradenames		16,100	—	16,100	21,100	—	21,100
Total intangible assets		$306,142	$(159,696)	$146,446	$334,571	$(136,550)	$198,021

Amortization expense was $34,915 and $39,663 during the years ended December 31, 2024 and 2023, respectively. As of December 31, 2024, estimated future amortization expense was $26,829, $24,512, $23,230, $20,055, $15,428 during the years ended December 31, 2025, 2026, 2027, 2028 and 2029, respectively. The estimated future amortization expense after December 31, 2029 was $20,292.

The Company performs impairment tests for goodwill and other intangible assets with indefinite lives as of December 31 of each year and between annual impairment tests if an event occurs or circumstances change that would more likely than not reduce the fair values of the Company’s reporting units or asset group below their carrying values. Due to challenges in executing Nogin’s growth plans operating results in the fourth quarter of 2024 were impacted and Nogin’s long-term forecasts were updated. A goodwill impairment charge of $57,664 was recognized in E-Commerce reporting unit related to Nogin at December 31, 2024. The Company’s Targus subsidiary which is included in the Consumer Products segment experienced lower than expected revenues in the fourth quarter of 2024 from market conditions in the personal computer market for computers and accessories and long-term forecasts for revenues were updated. An impairment charge for the tradename of $4,000 was recognized at December 31, 2024. At June 30, 2024, qualitative factors indicated that the carrying value of goodwill and tradename for the Company’s Targus subsidiary were impaired as operating results during the six months ended June 30, 2024 were impacted by market conditions in the personal computer market for computers and accessories, the Company revised its long-term forecasts. Based on the results of the analysis, the Company recorded a non-cash impairment charge for goodwill of $26,681 and a tradename impairment charge of $1,000 at June 30, 2024. In 2023, the Company performed an interim goodwill impairment quantitative assessment as of September 30, 2023 and a year ended assessment as of December 31, 2023 for the Targus reporting unit, and based on the results of the analysis, a non-cash impairment charge of $68,600 was recognized which included a goodwill impairment charge of $53,100 and a tradename impairment charge of $15,500. The Company also recorded an impairment charge for finite-lived intangible assets of $16,028 for customer relationships, internally developed software and other intangible assets, and trademarks related to Nogin as of December 31, 2024 and $1,733 as of December 31, 2023 for a tradename in the Capital Markets segment that is no longer used by the Company. These impairment charges have been recorded in impairment of goodwill and other intangible assets in the accompanying consolidated statements of operations during the years ended December 31, 2024 and 2023.

Goodwill and tradename were measured at fair value on a nonrecurring basis as part of the interim and annual impairment tests during 2024 and 2023. The estimated fair value of the Nogin and Targus were calculated using a weighted-average of values determined using an income approach and a market approach for each reporting unit. The income approach involves estimating the fair value of each of the reporting units by discounting its estimated future cash flows using discount rates that would be consistent with a market participant’s assumption. The market approach bases the fair value measurement on information obtained from observed stock prices of public companies and recent merger and acquisition transaction data of comparable entities for each reporting unit. In order to estimate the fair value of goodwill and tradename, management must make certain estimates and assumptions that affect the total fair value of each of the reporting units including, among other things, an assessment of market conditions, projected cash flows, discount rates, and growth rates. The approximate inputs for the fair value calculations of the reporting units included (a) a growth rate of 3% to calculate the terminal value and a discount rate of 16% for the Nogin reporting unit and (b) a growth rate of 4% to calculate the terminal value and a discount rate of 16% for the Targus reporting unit. The approximate inputs for the fair value calculations of the Targus reporting unit in 2023 included a growth rate of 4% to calculate the terminal value and a discount rate of 21%. The approximate inputs with respect to indefinite live tradename in the Targus reporting unit included a royalty rate of 2%. Management’s estimates of projected cash flows each of the reporting units include, but are not limited to, future earnings of each of the reporting units using revenue growth rates, gross margins, and other cost assumptions consistent with the reporting unit’s historical trends, and working capital requirements and future capital expenditures necessary to fund future operations. The assumptions in the fair value measurements of each of the reporting units reflect the current market environment, industry-specific factors and company-specific factors.